Financial Instruments (Details 4) - Interest rate risk [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	$ (206,410)	$ (163,137)
Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation	(90,259)	(44,764)
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(116,151)	(118,373)
Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(1,805)	(895)
Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation	(1,805)	(895)
Two Percent Increase In Interest Rates Effect On Pre Tax Profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	0	0
Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	1,805	895
Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Loan from banking corporation	1,805	895
Two Percent Decrease In Interest Rates Effect On Pre Tax Profit [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	$ 0	$ 0